CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of detailed information about cash and cash equivalents [Text Block]
As of the date of these consolidated financial statements, there are no amounts of cash and cash equivalents with restrictions on use.

Components of Cash and Cash Equivalents	12-31-2023 ThU.S.$	12-31-2022 ThU.S.$
Cash on hand	60	64
Balances with Banks	337,973	298,513
Short-term deposits	99,167	258,566
Mutual funds	132,808	110,064
Total	570,008	667,207

Disclosure of detailed information about risk classification of mutual funds investments [Text Block]
The risk classification of the Company’s mutual funds as of December 31, 2023 and 2022 is shown below.

	12-31-2023 ThU.S.$	12-31-2022 ThU.S.$
AAAfm	83,712	24,933
No classification	49,096	85,131
Total Mutual Funds	132,808	110,064

Changes in financial liabilities

	12-31-2023
	Bank borrowings	Hedging liabilities	Bonds and promissory notes	Other financial liabilities, Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance January 1	940,677	76,686	4,513,459	5,530,822
Cash flows (+) Borrowings obtained	1,594,613	-	531,994	2,126,607
(-) Borrowings paid	(1,070,319)	(1,633)	(46,204)	(1,118,156)
(-) Commissions paid	(473)	-	(5,776)	(6,249)
(-) Interest paid	(71,995)	(33,711)	(202,497)	(308,203)
(+) Accrued interest	78,703	34,190	205,238	318,131
(+/-) Inflation adjustment	15,395	-	(2,899)	12,496
(+) Business combination	395	-	-	395
(+/-) Changes in fair value	-	32,472	-	32,472
(+/-) Other movements	12,055	-	3,723	15,778
Closing balance	1,499,051	108,004	4,997,038	6,604,093

	12-31-2022
	Bank borrowings	Hedging liabilities	Bonds and promissory notes	Other financial liabilities, Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance January 1	991,956	296,316	4,426,033	5,714,305
Cash flows (+) Borrowings obtained	318,357	-	-	318,357
(-) Borrowings paid	(347,459)	(9,578)	(40,940)	(397,977)
(-) Commissions paid	(1,656)	-	-	(1,656)
(-) Interest paid	(18,450)	(37,141)	(193,737)	(249,328)
(+) Accrued interest	22,679	37,039	194,200	253,918
(+/-) Inflation adjustment	(29,757)	-	120,091	90,334
(+/-) Changes in fair value	-	(209,936)	-	(209,936)
(+/-) Other movements	5,007	(14)	7,812	12,805
Closing balance	940,677	76,686	4,513,459	5,530,822

	Lease liabilities
	12-31-2023 ThU.S.$	12-31-2022 ThU.S.$
Opening balance January 1	264,224	163,304
Cash flows (-) Borrowings paid	(73,806)	(65,000)
(-) Interest paid	(20,114)	(9,724)
(+) Accrued interest	20,445	9,753
(+/-) Inflation adjustment	(724)	839
(+) Business combination	134	-
(-) Decrease through transfer to liabilities included in disposal groups classified as held for sale	(18,795)	-
(+) Increase due to new leases liabilities	376,259	167,370
(+/-) Other movements	11,759	(2,318)
Closing balance	559,382	264,224